Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Vessels and equipment	$ 437	$ 21,837
Tax losses carried forward	115,564	98,558
Other	7,166	5,094
Total deferred tax assets	123,167	125,489
Deferred tax liabilities:
Other	76	407
Total deferred tax liabilities	195	776
Net Deferred Tax Assets Before Deducting Valuation Allowance	122,972	124,713
Valuation allowance	(120,810)	(123,461)
Operating Loss Carryforwards [Line Items]
Freight tax provisions (note 17)	47,813	42,477	$ 46,956	$ 51,562
Net Deferred Tax Assets Before Deducting Valuation Allowance	122,972	124,713
Net deferred tax assets	2,162	1,252
Deferred Tax Liabilities, Property, Plant and Equipment	32	369
deferred tax liability, Provisions	87	$ 0
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 12,600